Summary of Significant Accounting Policies Loss Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies
Loss contingency accrual, at carrying value	$ 26,800,000	$ 8,800,000
Restructuring charges	1,848,000	153,000	361,000
Colonial Properties Trust
Loss Contingencies
Restructuring charges	$ 1,848,000	$ 153,000	$ 361,000